Goodwill - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Excess of recoverable value over carrying value per CGU (as a percent)	79.50%
Discount rate applied to cash flow projections (as a percent)	10.80%	8.50%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	$ 53.1	$ 53.1